Supplemental Guarantor Information Supplemental (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Supplemental Guarantor Information, Statement of Operations
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$28.2	$2,070.4	$3,141.3	$(112.5)	$5,127.4
Excise taxes	—	(473.9)	(1,086.0)	—	(1,559.9)
Net sales	28.2	1,596.5	2,055.3	(112.5)	3,567.5
Cost of goods sold	—	(902.9)	(1,340.8)	80.2	(2,163.5)
Gross profit	28.2	693.6	714.5	(32.3)	1,404.0
Marketing, general and administrative expenses	(131.0)	(371.9)	(581.2)	32.3	(1,051.8)
Special items, net	—	(27.2)	(319.5)	—	(346.7)
Equity income (loss) in subsidiaries	432.8	(449.8)	183.4	(166.4)	—
Equity income in MillerCoors	—	516.3	—	—	516.3
Operating income (loss)	330.0	361.0	(2.8)	(166.4)	521.8
Interest income (expense), net	(67.5)	290.1	(334.6)	—	(112.0)
Other income (expense), net	(7.4)	6.3	2.0	—	0.9
Income (loss) from continuing operations before income taxes	255.1	657.4	(335.4)	(166.4)	410.7
Income tax benefit (expense)	104.4	(214.5)	58.3	—	(51.8)
Net income (loss) from continuing operations	359.5	442.9	(277.1)	(166.4)	358.9
Income (loss) from discontinued operations, net of tax	—	—	3.9	—	3.9
Net income (loss) including noncontrolling interests	359.5	442.9	(273.2)	(166.4)	362.8

Net (income) loss attributable to noncontrolling interests	—	—	(3.3)	—	(3.3)
Net income (loss) attributable to MCBC	$359.5	$442.9	$(276.5)	$(166.4)	$359.5
Comprehensive income (loss) attributable to MCBC	$(437.0)	$(294.5)	$(450.6)	$745.1	$(437.0)

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$16.8	$2,437.3	$3,585.5	$(112.1)	$5,927.5
Excise taxes	—	(558.0)	(1,223.2)	—	(1,781.2)
Net sales	16.8	1,879.3	2,362.3	(112.1)	4,146.3
Cost of goods sold	—	(1,044.7)	(1,540.4)	91.8	(2,493.3)
Gross profit	16.8	834.6	821.9	(20.3)	1,653.0
Marketing, general and administrative expenses	(123.8)	(426.4)	(634.0)	20.3	(1,163.9)
Special items, net	(0.3)	(21.4)	(302.7)	—	(324.4)
Equity income (loss) in subsidiaries	602.3	(287.3)	227.1	(542.1)	—
Equity income in MillerCoors	—	561.8	—	—	561.8
Operating income (loss)	495.0	661.3	112.3	(542.1)	726.5
Interest income (expense), net	(78.9)	240.3	(295.1)	—	(133.7)
Other income (expense), net	(2.1)	(1.2)	(3.2)	—	(6.5)
Income (loss) from continuing operations before income taxes	414.0	900.4	(186.0)	(542.1)	586.3
Income tax benefit (expense)	100.0	(158.9)	(10.1)	—	(69.0)
Net income (loss) from continuing operations	514.0	741.5	(196.1)	(542.1)	517.3
Income (loss) from discontinued operations, net of tax	—	—	0.5	—	0.5
Net income (loss) including noncontrolling interests	514.0	741.5	(195.6)	(542.1)	517.8

Net (income) loss attributable to noncontrolling interests	—	—	(3.8)	—	(3.8)
Net income (loss) attributable to MCBC	$514.0	$741.5	$(199.4)	$(542.1)	$514.0
Comprehensive income (loss) attributable to MCBC	$(539.3)	$(162.7)	$(786.1)	$948.8	$(539.3)

MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Sales	$27.5	$2,685.1	$3,458.9	$(171.9)	$5,999.6
Excise taxes	—	(619.9)	(1,173.6)	—	(1,793.5)
Net sales	27.5	2,065.2	2,285.3	(171.9)	4,206.1
Cost of goods sold	—	(1,121.4)	(1,564.1)	139.9	(2,545.6)
Gross profit	27.5	943.8	721.2	(32.0)	1,660.5
Marketing, general and administrative expenses	(117.4)	(464.5)	(643.9)	32.0	(1,193.8)
Special items, net	(2.8)	(30.7)	(166.5)	—	(200.0)
Equity income (loss) in subsidiaries	668.5	(375.1)	251.4	(544.8)	—
Equity income in MillerCoors	—	539.0	—	—	539.0
Operating income (loss)	575.8	612.5	162.2	(544.8)	805.7
Interest income (expense), net	(99.5)	374.0	(444.6)	—	(170.1)
Other income (expense), net	(4.4)	27.0	(3.7)	—	18.9
Income (loss) from continuing operations before income taxes	471.9	1,013.5	(286.1)	(544.8)	654.5
Income tax benefit (expense)	95.4	(232.7)	53.3	—	(84.0)
Net income (loss) from continuing operations	567.3	780.8	(232.8)	(544.8)	570.5
Income (loss) from discontinued operations, net of tax	—	—	2.0	—	2.0
Net income (loss) including noncontrolling interests	567.3	780.8	(230.8)	(544.8)	572.5
Net (income) loss attributable to noncontrolling interests	—	—	(5.2)	—	(5.2)
Net income (loss) attributable to MCBC	$567.3	$780.8	$(236.0)	$(544.8)	$567.3
Comprehensive income (loss) attributable to MCBC	$760.2	$1,033.7	$134.9	$(1,168.6)	$760.2

Supplemental Guarantor Information, Balance Sheets
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2015
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$146.4	$106.2	$178.3	$—	$430.9
Accounts receivable, net	—	120.4	304.3	—	424.7
Other receivables, net	8.7	33.5	59.0	—	101.2
Total inventories	—	61.6	117.7	—	179.3
Other current assets, net	45.6	22.4	54.7	—	122.7
Intercompany accounts receivable	—	3,796.7	5.5	(3,802.2)	—
Total current assets	200.7	4,140.8	719.5	(3,802.2)	1,258.8
Properties, net	20.4	578.7	991.7	—	1,590.8
Goodwill	—	225.3	1,758.0	—	1,983.3
Other intangibles, net	—	2,954.2	1,791.5	—	4,745.7
Investment in MillerCoors	—	2,441.0	—	—	2,441.0
Net investment in and advances to subsidiaries	12,394.3	3,459.1	4,765.1	(20,618.5)	—
Deferred tax assets	37.7	—	0.1	(17.6)	20.2
Other assets, net	14.0	115.4	107.1	—	236.5
Total assets	$12,667.1	$13,914.5	$10,133.0	$(24,438.3)	$12,276.3
Liabilities and equity
Current liabilities:
Accounts payable and other current liabilities	$72.7	$332.0	$779.7	$—	$1,184.4
Current portion of long-term debt and short-term borrowings	—	—	28.7	—	28.7
Discontinued operations	—	—	4.1	—	4.1
Intercompany accounts payable	3,652.6	70.6	79.0	(3,802.2)	—
Total current liabilities	3,725.3	402.6	891.5	(3,802.2)	1,217.2
Long-term debt	1,902.1	1,006.6	—	—	2,908.7
Pension and postretirement benefits	3.3	184.3	14.3	—	201.9
Deferred tax liabilities	—	215.7	601.7	(17.6)	799.8
Other liabilities	6.5	25.1	43.7	—	75.3
Discontinued operations	—	—	10.3	—	10.3
Intercompany notes payable	—	0.5	4,758.8	(4,759.3)	—
Total liabilities	5,637.2	1,834.8	6,320.3	(8,579.1)	5,213.2
MCBC stockholders' equity	7,031.0	16,837.4	3,793.1	(20,618.5)	7,043.0
Intercompany notes receivable	(1.1)	(4,757.7)	(0.5)	4,759.3	—
Total stockholders' equity	7,029.9	12,079.7	3,792.6	(15,859.2)	7,043.0
Noncontrolling interests	—	—	20.1	—	20.1
Total equity	7,029.9	12,079.7	3,812.7	(15,859.2)	7,063.1
Total liabilities and equity	$12,667.1	$13,914.5	$10,133.0	$(24,438.3)	$12,276.3
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2014
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$40.9	$173.2	$410.5	$—	$624.6
Accounts receivable, net	2.3	153.8	371.6	—	527.7
Other receivables, net	17.4	32.0	44.6	—	94.0
Total inventories	—	71.5	130.7	—	202.2
Other current assets, net	5.6	30.8	65.0	—	101.4
Deferred tax assets	2.2	—	31.6	(6.6)	27.2
Intercompany accounts receivable	—	3,190.4	—	(3,190.4)	—
Total current assets	68.4	3,651.7	1,054.0	(3,197.0)	1,577.1
Properties, net	26.9	718.5	1,052.6	—	1,798.0
Goodwill	—	268.4	1,923.2	—	2,191.6
Other intangibles, net	—	3,536.9	2,218.9	—	5,755.8
Investment in MillerCoors	—	2,388.6	—	—	2,388.6
Net investment in and advances to subsidiaries	12,582.8	3,108.4	5,384.6	(21,075.8)	—
Deferred tax assets	21.3	13.1	1.2	22.6	58.2
Other assets, net	17.8	104.6	88.4	—	210.8
Total assets	$12,717.2	$13,790.2	$11,722.9	$(24,250.2)	$13,980.1
Liabilities and equity
Current liabilities:
Accounts payable and other current liabilities	$61.9	$372.5	$870.6	$—	$1,305.0
Deferred tax liabilities	—	171.4	—	(6.6)	164.8
Current portion of long-term debt and short-term borrowings	—	773.8	75.2	—	849.0
Discontinued operations	—	—	6.1	—	6.1
Intercompany accounts payable	2,881.1	83.8	225.5	(3,190.4)	—
Total current liabilities	2,943.0	1,401.5	1,177.4	(3,197.0)	2,324.9
Long-term debt	1,892.6	428.7	—	—	2,321.3
Pension and postretirement benefits	2.9	239.6	300.4	—	542.9
Deferred tax liabilities	—	—	761.7	22.6	784.3
Other liabilities	16.6	42.5	46.0	—	105.1
Discontinued operations	—	—	15.5	—	15.5
Intercompany notes payable	—	324.0	5,663.9	(5,987.9)	—
Total liabilities	4,855.1	2,436.3	7,964.9	(9,162.3)	6,094.0
MCBC stockholders' equity	7,863.3	17,016.6	4,059.2	(21,075.8)	7,863.3
Intercompany notes receivable	(1.2)	(5,662.7)	(324.0)	5,987.9	—
Total stockholders' equity	7,862.1	11,353.9	3,735.2	(15,087.9)	7,863.3
Noncontrolling interests	—	—	22.8	—	22.8
Total equity	7,862.1	11,353.9	3,758.0	(15,087.9)	7,886.1
Total liabilities and equity	$12,717.2	$13,790.2	$11,722.9	$(24,250.2)	$13,980.1

Supplemental Guarantor Information, Statement of Cash Flows
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2015
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$578.6	$691.8	$(220.4)	$(353.6)	$696.4
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties	(13.9)	(70.2)	(190.9)	—	(275.0)
Proceeds from sales of properties and other assets	—	0.7	11.1	—	11.8
Acquisition of businesses, net of cash acquired	—	—	(91.2)	—	(91.2)
Proceeds from sale of business	—	—	8.7	—	8.7
Investment in MillerCoors	—	(1,442.7)	—	—	(1,442.7)
Return of capital from MillerCoors	—	1,441.1	—	—	1,441.1
Net intercompany investing activity	(56.3)	(134.2)	270.7	(80.2)	—
Other	33.4	(10.7)	(10.1)	—	12.6
Net cash provided by (used in) investing activities	(36.8)	(216.0)	(1.7)	(80.2)	(334.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	34.6	—	—	—	34.6
Excess tax benefits from share-based compensation	10.0	—	—	—	10.0
Dividends paid	(271.7)	(306.5)	(78.8)	353.6	(303.4)
Payments for purchase of treasury stock	(150.1)	—	—	—	(150.1)
Payments on debt and borrowings	—	(676.4)	(25.0)	—	(701.4)
Proceeds on debt and borrowings	—	679.9	23.4	—	703.3
Debt issuance costs	(58.3)	(3.5)	—	—	(61.8)
Net proceeds from (payments on) revolving credit facilities and commercial paper	—	—	3.9	—	3.9
Change in overdraft balances and other	(0.8)	(0.5)	(45.8)	—	(47.1)
Net intercompany financing activity	—	(214.4)	134.2	80.2	—
Net cash provided by (used in) financing activities	(436.3)	(521.4)	11.9	433.8	(512.0)
CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	105.5	(45.6)	(210.2)	—	(150.3)
Effect of foreign exchange rate changes on cash and cash equivalents	—	(21.4)	(22.0)	—	(43.4)
Balance at beginning of year	40.9	173.2	410.5	—	624.6
Balance at end of period	$146.4	$106.2	$178.3	$—	$430.9
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2014
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$572.0	$216.5	$604.5	$(120.4)	$1,272.6
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties	(11.9)	(70.8)	(176.8)	—	(259.5)
Proceeds from sales of properties and other assets	—	1.4	7.4	—	8.8
Investment in MillerCoors	—	(1,388.1)	—	—	(1,388.1)
Return of capital from MillerCoors	—	1,382.5	—	—	1,382.5
Net intercompany investing activity	(37.4)	279.3	280.4	(522.3)	—
Other	—	10.0	6.9	—	16.9
Net cash provided by (used in) investing activities	(49.3)	214.3	117.9	(522.3)	(239.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	44.4	—	—	—	44.4
Excess tax benefits from share-based compensation	8.2	—	—	—	8.2
Dividends paid	(242.5)	(48.1)	(103.4)	120.4	(273.6)
Payments on debt and borrowings	(1.1)	(61.7)	(11.6)	—	(74.4)
Proceeds on debt and borrowings	—	—	4.8	—	4.8
Debt issuance costs	(1.8)	—	(0.1)	—	(1.9)
Payments on settlement of derivative instruments	—	(65.2)	—	—	(65.2)
Net proceeds from (payments on) revolving credit facilities and commercial paper	(379.6)	—	(134.3)	—	(513.9)
Change in overdraft balances and other	—	—	69.6	—	69.6
Net intercompany financing activity	—	(241.2)	(281.1)	522.3	—
Net cash provided by (used in) financing activities	(572.4)	(416.2)	(456.1)	642.7	(802.0)
CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	(49.7)	14.6	266.3	—	231.2
Effect of foreign exchange rate changes on cash and cash equivalents	—	(18.5)	(30.4)	—	(48.9)
Balance at beginning of year	90.6	177.1	174.6	—	442.3
Balance at end of period	$40.9	$173.2	$410.5	$—	$624.6
MOLSON COORS BREWING COMPANY AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2013
(IN MILLIONS)
AS RECAST FOR CHANGE IN GUARANTORS

	Parent Guarantor and 2012 Issuer	Subsidiary Guarantors	Subsidiary Non Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$660.9	$392.2	$698.9	$(583.8)	$1,168.2
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to properties	(11.7)	(70.7)	(211.5)	—	(293.9)
Proceeds from sales of properties and other assets	—	33.0	20.6	—	53.6
Investment in MillerCoors	—	(1,186.5)	—	—	(1,186.5)
Return of capital from MillerCoors	—	1,146.0	—	—	1,146.0
Net intercompany investing activity	(446.4)	121.5	(72.9)	397.8	—
Other	—	—	3.8	—	3.8
Net cash provided by (used in) investing activities	(458.1)	43.3	(260.0)	397.8	(277.0)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options under equity compensation plans	88.8	—	—	—	88.8
Excess tax benefits from share-based compensation	7.7	—	—	—	7.7
Dividends paid	(206.5)	(142.7)	(469.2)	583.8	(234.6)
Payments on debt and borrowings	(578.0)	(615.1)	(139.1)	—	(1,332.2)
Proceeds from debt and borrowings	—	—	15.0	—	15.0
Debt issuance costs	(0.2)	—	(0.2)	—	(0.4)
Payments on settlement of derivative instruments	—	(119.4)	—	—	(119.4)
Net proceeds from (payments on) revolving credit facilities and commercial paper	379.6	—	127.8	—	507.4
Change in overdraft balances and other	6.6	(0.2)	2.1	—	8.5
Net intercompany financing activity	—	519.3	(121.5)	(397.8)	—
Net cash provided by (used in) financing activities	(302.0)	(358.1)	(585.1)	186.0	(1,059.2)

CASH AND CASH EQUIVALENTS:
Net increase (decrease) in cash and cash equivalents	(99.2)	77.4	(146.2)	—	(168.0)
Effect of foreign exchange rate changes on cash and cash equivalents	—	(10.9)	(2.8)	—	(13.7)
Balance at beginning of year	189.8	110.6	323.6	—	624.0
Balance at end of period	$90.6	$177.1	$174.6	$—	$442.3